Financial instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
0-3 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	£ 159,765	£ 166,973
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets	85,182	92,994
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	121	17
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets	645	2,085
0-3 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	4,770	7,068
0-3 months | Finance lease
Financial instruments
Undiscounted cash flows, assets		27
0-3 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	440,353	427,107
0-3 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	26,707	16,914
0-3 months | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	401,858	396,703
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	942	1,729
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	42	63
0-3 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,547	8,305
0-3 months | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	68	53
0-3 months | Notes in circulation
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,164	3,316
0-3 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	25	24
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	140,329	136,018
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,810	3,060
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	137,519	132,958
3-12 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	61,135	66,130
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	164	66
3-12 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	7,726	9,414
3-12 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	3	89
3-12 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	50,655	54,744
3-12 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,111	5,315
3-12 months | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	33,017	34,316
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	54	343
3-12 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	14,212	13,501
3-12 months | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,193	1,201
3-12 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	68	68
1-3 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	120,200	101,257
1-3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	21	107
1-3 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	26,014	17,417
1-3 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	7	126
1-3 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	46,783	38,275
1-3 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	10,523	10,114
1-3 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	9,239	2,713
1-3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	299	335
1-3 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	24,824	22,869
1-3 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,742	2,059
1-3 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	156	185
3-5 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	82,122	75,675
3-5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	153	61
3-5 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	11,733	11,643
3-5 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	14	105
3-5 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	23,946	18,807
3-5 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,712	81
3-5 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	14	82
3-5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	163	271
3-5 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	17,301	15,350
3-5 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,676	2,927
3-5 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	80	96
5-10 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	129,287	111,963
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	70	53
5-10 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	24,491	11,843
5-10 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	37	207
5-10 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	10,164	5,754
5-10 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,094	79
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	39	43
5-10 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	6,804	4,710
5-10 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	52	754
5-10 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	175	168
10-20 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	136,063	131,998
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	69	76
10-20 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	8,742	7,493
10-20 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	26	325
10-20 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	1,600	1,444
10-20 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	14	14
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	1	2
10-20 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,218	987
10-20 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	342	339
10-20 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	25	102
Held-for-trading
Financial instruments
Financial Liabilities	102,600	126,300
MVFTPL
Financial instruments
Financial Assets	108,000	128,000
Financial assets at amortised cost | 0-3 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	5,544	5,080
Financial assets at amortised cost | 0-3 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	63,503	59,702
Financial assets at amortised cost | 3-12 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	563	297
Financial assets at amortised cost | 3-12 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	52,679	56,264
Financial assets at amortised cost | 1-3 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	778	612
Financial assets at amortised cost | 1-3 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	93,380	82,995
Financial assets at amortised cost | 3-5 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	8	9
Financial assets at amortised cost | 3-5 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	70,214	63,857
Financial assets at amortised cost | 5-10 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	19	23
Financial assets at amortised cost | 5-10 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	104,670	99,837
Financial assets at amortised cost | 10-20 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	153	158
Financial assets at amortised cost | 10-20 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	£ 127,073	£ 123,946